Details of Significant Accounts - Summary of Other Income and Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Other Income Expenses [Abstract]
Government subsidy income (Note 1 and 2)	$ 21,100	$ 689	$ 14,206	$ 1,810
Others	5,128	168	6,942	3,765
Other income and expenses	$ 26,228	$ 857	$ 21,148	$ 5,575